Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2024
Exploration and Evaluation Assets
Exploration and Evaluation Assets
8.	Exploration and Evaluation Assets

		Commercial
		Plant	South West
	California	Evaluation	Arkansas	Texas
	Property	(Lanxess 1A)	Project	Properties	Total
	$	$	$	$	$

Acquisition:
Balance, June 30, 2022	18,460	—	14,230	—	32,690
Option payments	2,352	—	1,378	885	4,615
Lanxess brine supply costs	—	7,953	(7,953)	—	—
Effect of foreign exchange translation	527	—	406	—	933
Balance, June 30, 2023	21,339	7,953	8,061	885	38,238
Option payments	135	—	1,416	1,634	3,185
Acquisition of Wheelhouse Water Resources, LLC	—	—	—	27	27
Deconsolidation(1)	—	—	(9,799)	(2,577)	(12,376)
Effect of foreign exchange translation	684	255	322	31	1,292
Balance, June 30, 2024	22,158	8,208	—	—	30,366

Exploration and Evaluation:
Balance, June 30, 2022	4,333	4,533	4,105	—	12,971
Exploration costs	9	—	17,429	18,175	35,613
Lanxess 1A evaluation costs	—	12,740	—	—	12,740
Effect of foreign exchange translation	124	130	136	—	390
Balance, June 30, 2023	4,466	17,403	21,670	18,175	61,714
Exploration costs	14	—	9,713	19,315	29,042
Lanxess 1A evaluation costs	—	9,704	—	—	9,704
Deconsolidation(1)	—	—	(31,932)	(38,446)	(70,378)
Effect of foreign exchange translation	142	787	549	956	2,434
Balance, June 30, 2024	4,622	27,894	—	—	32,516

Balance, June 30, 2023	25,805	25,356	29,731	19,060	99,952
Balance, June 30, 2024	26,780	36,102	—	—	62,882
(1)	SWA Lithium and Texas Lithium were deconsolidated as of May 7, 2024 resulting in a decrease of $31,932 and $38,446, respectively, in exploration and evaluation assets and a decrease of $9,799 and 2,577, respectively, in acquisition costs. As discussed in Note 4 – Deconsolidation of subsidiaries, the Company retained a 55% ownership interest in SWA Lithium and Texas Lithium and recognises such assets as Investments in Joint Ventures.

8.Exploration and Evaluation Assets – continued

Arkansas Properties

Commercial Plant at Lanxess South Plant, Lanxess 1A (formerly Arkansas Lithium Project)

On May 4, 2018, the Company entered into a MOU, with LANXESS Corporation (“LANXESS”) with the purpose of testing and proving the commercial viability of extraction of lithium from brine that is produced as part of LANXESS’ bromine extraction business at its three southern Arkansas facilities. The MOU sets out the basis on which the parties have agreed to cooperate in a phased process towards developing commercial opportunities related to the production, marketing and sale of battery grade lithium products extracted from tail brine and brine produced from the Smackover Formation. The MOU forms the basis of what will become a definitive agreement and is binding until the execution of a more comprehensive agreement that the parties may execute on the completion of further development phases. The Company has paid a total of US$6,000 reservation fee to LANXESS to secure access to the tail brine to date.

On February 23, 2022, the Company and LANXESS entered into an amended and restated MOU (the “Agreement”) that streamlines and expedites the plan for development of the first commercial lithium project in Arkansas, which is to be constructed at an operational LANXESS facility in El Dorado, AR (the “Project”). Under the Agreement, the Company will control all development of the Project leading up to and including the completion of the Front End Engineering Design (“FEED”) study. The Company has formed an initially wholly-owned company (the “Project Company”), that will own 100% of the Project during pre-FEED and FEED engineering studies and the FEED engineering will be used to produce a NI 43-101 Definitive Feasibility Study (“DFS”). Upon completion of the DFS, LANXESS had the option to acquire an equity interest of up to 49% and not less than 30% in the Project Company at a price equal to a ratable share of the Company’s aggregate investment in the Project Company. The option for LANXESS to acquire an equity interest expired unexercised. The Company will also retain 100% ownership of all of the proprietary extraction technologies, relevant intellectual property and know-how.

The Company incurred $9,704 of evaluation costs on the commercial plant in the year-ended June 30, 2024.

South West Arkansas Project

The South West Arkansas Project is maintained pursuant to an option agreement dated December 29, 2017, between TETRA Technologies Inc. (“TETRA”) and the Company (the “TETRA 1st Option Agreement”) to acquire certain rights to conduct brine exploration and production and lithium extraction activities in Columbia and Lafayette Counties, Arkansas.

The Company completed a Preliminary Feasibility Study (“PFS”) in the third quarter of 2023 and has selected an engineering firm to complete the Definitive Feasibility Study and Front-End Engineering Design Services for the project.

On October 31, 2023, the Company exercised its option agreement with TETRA to acquire brine production rights for the South West Arkansas Project and has agreed to pay a 2.5% royalty of gross revenue following commercial production.

The Company incurred $11,129 of exploration and evaluation costs, including $1,416 of option payments and $9,713 of exploration costs, in the year ended June 30, 2024. SWA Lithium was deconsolidated as of May 7, 2024 resulting in a $31,932 decrease in exploration and evaluation assets and a $9,799 decrease in acquisition costs. As discussed in Note 4 – Deconsolidation of subsidiaries, the Company retained a 55% ownership interest in SWA Lithium.

Texas Lithium Properties

The Company has entered into lease and option agreements for certain properties in East Texas.

The Company incurred $20,976 of exploration and evaluation costs, including $1,634 of option payments, $27 of acquisition costs and $19,315 of exploration costs, in the year ended June 30, 2024. Texas Lithium was deconsolidated as of May 7, 2024 resulting in a $38,446 decrease in exploration and evaluation assets and a $2,577 decrease in acquisition costs. As discussed in Note 4 – Deconsolidation of subsidiaries, the Company retained a 55% ownership interest in Texas Lithium.

8.Exploration and Evaluation Assets – continued

California Property

On August 11, 2016, the Company entered into an option purchase and assignment agreement with TY & Sons Explorations (Nevada), Inc. (“TY & Sons”) and Nevada Alaska Mining Company Inc. (“Nevada Mining”), pursuant to which the Company acquired all of TY & Sons’ right, title and interest in a property option agreement between TY & Sons and Nevada Mining, as property owner (the “Underlying Option Agreement”). Under the Underlying Option Agreement, TY & Sons had the option (the “Option”) to acquire from Nevada Mining an interest in the California Property (collectively, the “Option Purchase”), which comprises mineral claims situated in San Bernardino County, California. As consideration, the Company issued 14,000,000 common shares of the Company and paid certain costs incurred to TY & Son.

In order to exercise the Option pursuant to the terms of the Underlying Option Agreement, the Company has paid a total sum of US$325 and issued an aggregate of 2,500,000 common shares to Nevada Mining. All obligations to the agreement were satisfied as of October 1, 2020.

The property is subject to a 2.5% net smelter return royalty on commercial production from the mineral claims, in favour of Nevada Mining. The property is also subject to an additional 0.5% net smelter returns royalty applicable to any after acquired properties in the area of interest stipulated by the Option Purchase Agreement, also in favour of Nevada Mining.

On May 1, 2017, the Company signed a Property Lease Agreement with National Chloride Company of America (“National Chloride”) Under this Property Lease Agreement, the Company paid a total sum of US$575 and issued an aggregate 1,200,000 common shares to National Chloride. Further payments of US$250 and issuance of 500,000 common shares are due upon the successful completion of a pre-feasibility study and US$1,000 are due upon successful completion of a bankable feasibility study, both of which have not been completed at June 30, 2024. The Property Lease Agreement is in good standing as of June 30, 2024.

It is expressly agreed that the “Leased Rights” are limited to lithium exploration and production activities and operations. The Company has agreed to pay a 2%  royalty on gross revenue derived from the properties to National Chloride, subject to a minimum annual royalty payment of US$500. On September 1, 2017, the Company signed an amendment agreement which continues all the economic terms of the previous lease agreement with National Chloride, with the additional requirement that the Company will be responsible for ongoing carrying costs associated with the additional claims. A payment of $57 (US$45) was made to the Bureau of Land Management, Department of the Interior (“BLM”) for these carrying costs and remains in good standing with National Chloride for all subsequent payments.

On April 23, 2018, the Company entered into an exploration and option agreement (“EOA”), with TETRA Technologies, Inc. (“TETRA”), to secure access to additional operating and permitted land at Bristol Dry Lake, and land adjacent Cadiz Dry Lake, Mojave Desert, California. The EOA with TETRA allows for the exclusive right to negotiate and conduct exploration activities and to enter into a mineral lease to allow exploration and production activities for lithium extraction on property held under longstanding mining claims and permits by TETRA.

In connection with the entering into of the EOA, the Company made a non-refundable deposit of $136 (US$100) and has agreed to pay the total sum of US$2,700 and issue an aggregate of 3,400,000 common shares. A further payment of US$500 and issuance of 1,000,000 common shares are due upon the successful completion of a pre-feasibility study and a final payment of US$1,000 is due upon the completion of a bankable feasibility study. The EOA is in good standing as at June 30, 2024.